FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 149.1	$ 226.8
Liabilities	2,189.9	2,381.9
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	125.7	195.9
Liabilities	6.5	14.2
Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	107.6	153.5
Liabilities	0.0	0.0
Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	18.1	42.4
Liabilities	6.5	14.2
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Assets	98.5	148.9
Cash and cash equivalents | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	98.5	148.9
Cash and cash equivalents | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	98.5	148.9
Cash and cash equivalents | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Receivables from provisional copper sales
Disclosure of fair value measurement of assets [line items]
Assets	14.0	30.5
Receivables from provisional copper sales | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	14.0	30.5
Receivables from provisional copper sales | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Receivables from provisional copper sales | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	14.0	30.5
Investments in equity securities
Disclosure of fair value measurement of assets [line items]
Assets	9.1	4.6
Investments in equity securities | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	9.1	4.6
Investments in equity securities | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	9.1	4.6
Investments in equity securities | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Warrants (Note 19)
Disclosure of fair value measurement of assets [line items]
Assets	0.5	2.6
Warrants (Note 19) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	0.5	2.6
Warrants (Note 19) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Warrants (Note 19) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	0.5	2.6
Derivative related assets (Note 19) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Assets	3.6	9.3
Derivative related assets (Note 19) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Assets	0.0	0.0
Derivative related assets (Note 19) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Assets	3.6	9.3
Derivative related liabilities (Note 24) | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	6.5	14.2
Derivative related liabilities (Note 24) | Recurring fair value measurement [member] | Level 1 input
Disclosure of fair value measurement of assets [line items]
Liabilities	0.0	0.0
Derivative related liabilities (Note 24) | Recurring fair value measurement [member] | Level 2 input
Disclosure of fair value measurement of assets [line items]
Liabilities	$ 6.5	$ 14.2